Derivatives Fair Value of Derivatives Table (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Cash Flow Hedging | Interest rate swaps | Derivatives designated as hedges: | Accounts payable and other current liabilities
Derivatives, Fair Value [Line Items]
Fair Value As of	$ (351,000)	$ 0
Cash Flow Hedging | Interest rate swaps | Derivatives designated as hedges: | Accumulated Other Comprehensive Income (Loss)
Derivatives, Fair Value [Line Items]
Fair Value As of	351,000	0
Cash Flow Hedging | Interest rate swaps | Derivatives not designated as hedges: | Accounts payable and other current liabilities
Derivatives, Fair Value [Line Items]
Fair Value As of	(937,000)	0
Fair Value Hedging | Foreign currency hedges | Derivatives not designated as hedges: | Accounts payable and other current liabilities
Derivatives, Fair Value [Line Items]
Fair Value As of	$ (143,000)	$ 0